SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term		5 years
Expected average volatility, minimum		328.00%
Expected average volatility, maximum		339.00%
Expected dividend yield	0.00%
Risk-free interest rate, minimum		1.76%
Risk-free interest rate, maximum		2.89%
Expected average volatility	95.00%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term	4 years 4 months 6 days
Risk-free interest rate	4.24%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term	5 years
Risk-free interest rate	4.41%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term	5 years
Expected dividend yield
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected average volatility	328.00%
Risk-free interest rate	1.76%
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected average volatility	339.00%
Risk-free interest rate	2.89%